Financial risk management (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 9,325	$ 24,055	$ 1,319
Restricted cash	331	151
Available-for-sale investment		503
Long-term investments	4	28
Trade and other receivables	6,631	4,002
Pre-payment facility	15,000
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	9,325	24,055
Restricted cash	331	151
Available-for-sale investment		503
Long-term investments	4	28
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	6,631	4,002
Credit facilities		7,758
Pre-payment facility	$ 15,000